Acquisitions - Fair Values of Assets and Liabilities of SMAM at the Date of Acquisition and the Consideration Paid (Parenthetical) (Detail)	Jul. 29, 2016 JPY (¥)
Sumitomo mitsui asset management company, limited [member]
Disclosure of detailed information about business combination [Line Items]
Fair value acquisition	¥ 35,902